Common stock (Q3)- Additional Information (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Treasury stock, shares, acquired	11.5	14.1	43.3	62.6	74.4	55.1	62.1
Treasury stock, value, acquired			$ 2,770.2		$ 4,746.9	$ 5,500.0	$ 4,493.0
Treasury stock, shares, acquired and not settled	0.5		0.5
Treasury stock, value, acquired and not settled	$ 34.5		$ 34.5
Stock Repurchase Program, remaining number of shares authorized to be repurchased	35.9		35.9		79.2
Treasury Stock
Treasury stock, value, acquired	$ 712.8	$ 1,132.5	$ 2,770.2	$ 4,717.7	$ 5,571.9	$ 4,675.0	$ 4,642.9